White Oak Select Growth Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS - 98.97% Shares Fair Value
COMMUNICATIONS - 19.31%
Internet Media & Services - 19.31%
Alphabet, Inc. - Class A
(a)
152,000 $ 20,173,440
Alphabet, Inc. - Class C
(a)
248,000 33,011,280
Meta Platforms, Inc. - Class A
(a)
56,975 18,152,235
71,336,955
CONSUMER DISCRETIONARY - 17.08%
E-Commerce Discretionary - 11.37%
Amazon.com, Inc.
(a)
314,100 41,988,888
Retail - Discretionary - 5.71%
Lowe's Companies, Inc. 90,000 21,084,300
FINANCIALS - 15.52%
Asset Management - 5.62%
Charles Schwab Corp. (The) 314,100 20,762,010
Banking - 5.95%
JPMorgan Chase & Co. 139,065 21,966,708
Institutional Financial Services - 0.69%
State Street Corp. 35,000 2,535,400
Insurance - 3.26%
Chubb Ltd. 58,937 12,047,312
HEALTH CARE - 23.04%
Biotech & Pharma - 11.16%
Amgen, Inc. 82,460 19,308,009
Novartis AG - ADR 114,060 11,964,894
Pfizer, Inc. 275,700 9,941,742
41,214,645
Health Care Facilities & Services - 5.81%
Cigna Corp. 32,952 9,724,136
Fortrea Holdings, Inc.
(a)(b)
47,770 1,526,729
Laboratory Corporation of America Holdings
(b)
47,770 10,219,436
21,470,301
Medical Equipment & Devices - 6.07%
Alcon, Inc.
(b)
138,000 11,718,960
Zimmer Biomet Holdings, Inc. 77,390 10,691,428
22,410,388
TECHNOLOGY - 24.02%
Semiconductors - 15.33%
KLA Corp. 49,835 25,612,698
NXP Semiconductors NV 66,513 14,831,069
QUALCOMM, Inc. 122,300 16,164,391
56,608,158
Technology Hardware - 6.90%
Cisco Systems, Inc. 490,000 25,499,600

White Oak Select Growth Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS - 98.97% (Continued) Shares Fair Value
TECHNOLOGY - 24.02% (Continued)
Technology Services - 1.79%
Cognizant Technology Solutions Corp. - Class A 100,000 $ 6,603,000
TOTAL COMMON STOCKS  (Cost $161,268,953) 365,527,665
SHORT-TERM INVESTMENTS - 2.16% Shares Fair Value
REPURCHASE AGREEMENTS - 0.98%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.01%, dated 7/31/2023 and
maturing 8/1/2023, collateralized by U . S . Treasury Securities with rates ranging from 4 .00 % to 4 .25 % and maturity dates ranging from 12/31/2024 to 7/31/2030 with a par value of
$3,729,007 and a collateral value of $3,708,050 3,635,328 3,635,328
COLLATERAL FOR SECURITIES LOANED - 1.18%
Mount Vernon Liquid Ass ets Portfolio, LLC, 5.47%
(c)
4,343,790 4,343,790
TOTAL SHORT-TERM INVESTMENTS (Cost $7,979,118) 7,979,118
TOTAL INVESTMENTS - 101.13% (Cost $169,248,071) 373,506,783
Liabilities in Excess of Other Assets - (1.13)% (4,180,025)
NET ASSETS - 100.00% $ 369,326,758
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,258,986.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt

Pin Oak Equity Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS - 96.76% Shares Fair Value
COMMUNICATIONS - 18.89%
Entertainment Content - 1.13%
Activision Blizzard, Inc.
(a)
15,632 $ 1,450,025
Internet Media & Services - 17.76%
Alphabet, Inc. - Class A
(a)
27,500 3,649,800
Alphabet, Inc. - Class C
(a)
99,180 13,201,850
Meta Platforms, Inc. - Class A
(a)
18,569 5,916,083
22,767,733
CONSUMER DISCRETIONARY - 13.08%
E-Commerce Discretionary - 13.08%
Amazon.com, Inc.
(a)
92,150 12,318,612
eBay, Inc.
(b)
100,000 4,451,000
16,769,612
ENERGY - 1.08%
Oil & Gas Producers - 1.08%
Coterra Energy, Inc.
(b)
50,000 1,377,000
FINANCIALS - 12.42%
Asset Management - 4.77%
Charles Schwab Corp. (The) 92,500 6,114,250
Institutional Financial Services - 3.57%
Bank of New York Mellon Corp. (The) 100,745 4,569,793
Insurance - 4.08%
Assurant, Inc.
(b)
38,900 5,232,439
HEALTH CARE - 17.94%
Biotech & Pharma - 9.64%
Amgen, Inc. 18,500 4,331,775
Gilead Sciences, Inc. 48,145 3,665,760
Regeneron Pharmaceuticals, Inc.
(a)
5,881 4,363,173
12,360,708
Health Care Facilities & Services - 8.30%
McKesson Corp. 21,400 8,611,360
Quest Diagnostics, Inc. 15,000 2,028,150
10,639,510
INDUSTRIALS - 2.26%
Electrical Equipment - 2.26%
Amphenol Corp. - Class A 32,860 2,901,867
TECHNOLOGY - 31.09%
Semiconductors - 10.76%
Diodes, Inc.
(a)
17,411 1,645,165
KLA Corp.
(b)
18,498 9,507,047
Microchip Technology, Inc. 28,089 2,638,681
13,790,893
Software - 2.24%
Akamai Technologies, Inc.
(a)
30,324 2,865,618
Technology Services - 18.09%
Amdocs Ltd. 81,587 7,639,807

Pin Oak Equity Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS - 96.76% (Continued) Shares Fair Value
TECHNOLOGY - 31.09% (Continued)
Technology Services - 18.09% (Continued)
Paychex, Inc. 43,649 $ 5,476,640
PayPal Holdings, Inc.
(a)
34,996 2,653,397
Visa, Inc. - Class A
(b)
31,220 7,421,930
23,191,774
TOTAL COMMON STOCKS  (Cost $60,439,939) 124,031,222
SHORT-TERM INVESTMENTS - 11.53% Shares Fair Value
REPURCHASE AGREEMENTS - 3.27%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.01%, dated 7/31/2023 and
maturing 8/1/2023, collateralized by U . S . Treasury Securities with rates ranging from 4.00% to 4.25% and maturity dates
ranging from 12/31/2024 to 7/31/2030 with a par value of
$4,302,623 and a collateral value of $4,278,442 4,194,533 4,194,533
COLLATERAL FOR SECURITIES LOANED - 8.26%
Mount Vernon Liquid Assets Portfolio, LLC, 5.47%
(c)
10,586,538 10,586,538
TOTAL SHORT-TERM INVESTMENTS (Cost $14,781,071) 14,781,071
TOTAL INVESTMENTS - 108.29% (Cost $75,221,010) 138,812,293
Liabilities in Excess of Other Assets - (8.29)% (10,631,540)
NET ASSETS - 100.00% $ 128,180,753
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,450,726.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.

Rock Oak Core Growth Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS - 88.52% Shares Fair Value
CONSUMER DISCRETIONARY - 7.66%
Leisure Products - 3.86%
Thor Industries, Inc.
(a)
3,490 $ 403,060
Wholesale - Discretionary - 3.80%
Pool Corp.
(a)
1,030 396,283
ENERGY - 8.17%
Oil & Gas Producers - 5.58%
Coterra Energy, Inc.
(a)
11,541 317,839
Murphy USA, Inc. 864 265,274
583,113
Renewable Energy - 2.59%
SolarEdge Technologies, Inc.
(b)
1,120 270,435
FINANCIALS - 8.60%
Insurance - 8.60%
Assurant, Inc.
(a)
1,830 246,154
Hartford Financial Services Group, Inc. (The) 9,065 651,592
897,746
HEALTH CARE - 19.14%
Biotech & Pharma - 8.78%
Exelixis, Inc.
(b)
18,149 357,717
Jazz Pharmaceuticals PLC
(b)
2,825 368,436
Viatris, Inc. 18,120 190,804
916,957
Health Care Facilities & Services - 8.96%
Cardinal Health, Inc. 5,770 527,782
Quest Diagnostics, Inc. 3,015 407,658
935,440
Medical Equipment & Devices - 1.40%
Illumina, Inc.
(a) (b)
760 146,034
INDUSTRIALS - 18.92%
Aerospace & Defense - 4.61%
TransDigm Group, Inc.
(a)
535 481,350
Commercial Support Services - 4.53%
Republic Services, Inc. 3,130 472,974
Machinery - 9.78%
Curtiss-Wright Corp. 1,620 310,003
ESAB Corp.
(a)
3,618 248,557
Nordson Corp.
(a)
1,839 462,711
1,021,271
MATERIALS - 7.05%
Chemicals - 2.23%
CF Industries Holdings, Inc.
(a)
2,840 233,107
Construction Materials - 4.82%
Carlisle Companies, Inc. 1,815 503,118

Rock Oak Core Growth Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS - 88.52% (Continued) Shares Fair Value
TECHNOLOGY - 18.98%
Technology Hardware - 12.27%
F5, Inc.
(a) (b)
2,820 $ 446,237
NetApp, Inc. 5,805 452,848
Seagate Technology PLC
(a)
6,007 381,444
1,280,529
Technology Services - 6.71%
Amdocs Ltd. 3,602 337,292
Cognizant Technology Solutions Corp. - Class A 5,507 363,627
700,919
TOTAL COMMON STOCKS  (Cost $6,742,228) 9,242,336
SHORT-TERM INVESTMENTS - 36.97% Shares Fair Value
REPURCHASE AGREEMENTS - 11.55%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.01%, dated 7/31/2023 and
maturing 8/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 4.00% to 4.25% and maturity dates
ranging from 12/31/2024 to 7/31/2030 with a par value of
$1,236,727 and a collateral value of $1,229,777 1,205,658 1,205,658
COLLATERAL FOR SECURITIES LOANED - 25.42%
Mount Vernon Liquid Assets Portfolio, LLC, 5.47%
(c)
2,654,315 2,654,315
TOTAL SHORT-TERM INVESTMENTS (Cost $3,859,973) 3,859,973
TOTAL INVESTMENTS - 125.49% (Cost $10,602,201) 13,102,309
Liabilities in Excess of Other Assets - (25.49)% (2,661,074)
NET ASSETS - 100.00% $ 10,441,235
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,621,299.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.

River Oak Discovery Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS - 95.82% Shares Fair Value
CONSUMER DISCRETIONARY - 6.26%
Consumer Services - 3.10%
Adtalem Global Education, Inc.
(a)(b)
17,305 $ 748,268
Retail - Discretionary - 3.16%
Asbury Automotive Group, Inc.
(a)
3,380 762,528
CONSUMER STAPLES - 5.04%
Household Products - 5.04%
Edgewell Personal Care Co.
(b)
17,322 682,660
Energizer Holdings, Inc.
(b)
15,000 535,500
1,218,160
FINANCIALS - 10.36%
Asset Management - 4.83%
AllianceBernstein Holding LP 21,518 692,665
Artisan Partners Asset Management, Inc. - Class A
(b)
11,425 474,023
1,166,688
Insurance - 5.53%
CNO Financial Group, Inc. 19,434 499,842
Selective Insurance Group, Inc.
(b)
8,090 834,807
1,334,649
HEALTH CARE - 11.95%
Biotech & Pharma - 6.32%
Ironwood Pharmaceuticals, Inc.
(a)
57,917 642,300
Prestige Consumer Healthcare, Inc.
(a)
13,557 884,052
1,526,352
Health Care Facilities & Services - 5.63%
Ensign Group, Inc. (The)
(b)
7,572 733,500
Progyny, Inc.
(a)
15,006 626,650
1,360,150
INDUSTRIALS - 26.30%
Commercial Support Services - 13.24%
Barrett Business Services, Inc. 9,477 859,848
Kforce, Inc.
(b)
14,641 928,825
Korn Ferry 11,359 598,392
Vectrus, Inc.
(a)
15,768 811,422
3,198,487
Electrical Equipment - 5.22%
Advanced Energy Industries, Inc. 10,072 1,260,813
Industrial Support Services - 3.82%
Applied Industrial Technologies, Inc. 6,369 923,441
Machinery - 4.02%
Kadant, Inc.
(b)
4,352 969,843
TECHNOLOGY - 35.91%
Semiconductors - 26.35%
Ambarella, Inc.
(a)
8,849 738,183
Cirrus Logic, Inc.
(a)(b)
11,637 940,270
Cohu, Inc.
(a)(b)
23,005 1,004,168

River Oak Discovery Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS - 95.82% (Continued) Shares Fair Value
TECHNOLOGY - 35.91% (Continued)
Semiconductors - 26.35% (Continued)
Diodes, Inc.
(a)
10,822 $ 1,022,571
Kulicke & Soffa Industries, Inc.
(b)
22,922 1,372,569
Silicon Motion Technology Corp. - ADR 9,000 570,600
Tower Semiconductor Ltd.
(a)
18,941 715,023
6,363,384
Software - 5.78%
Calix, Inc.
(a)(b)
3,095 139,616
NextGen Healthcare, Inc.
(a)
49,292 819,726
Verint Systems, Inc.
(a)
11,703 437,341
1,396,683
Technology Services - 3.78%
Perficient, Inc.
(a)
14,311 912,899
TOTAL COMMON STOCKS  (Cost $16,821,064) 23,142,345
SHORT-TERM INVESTMENTS - 30.03% Shares Fair Value
REPURCHASE AGREEMENTS - 4.29%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.01%, dated 7/31/2023 and
maturing 8/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 4.00% to 4.25% and maturity dates
ranging from 12/31/2024 to 7/31/2030 with a par value of
$1,063,105 and a collateral value of $1,057,130 1,036,398 1,036,398
COLLATERAL FOR SECURITIES LOANED - 25.74%
Mount Vernon Liquid Assets Portfolio, LLC, 5.47%
(c)
6,217,606 6,217,606
TOTAL SHORT-TERM INVESTMENTS (Cost $7,254,004) 7,254,004
TOTAL INVESTMENTS - 125.85% (Cost $24,075,068) 30,396,349
Liabilities in Excess of Other Assets - (25.85)% (6,242,629)
NET ASSETS - 100.00% $ 24,153,720
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,110,675.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt

Red Oak Technology Select Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS - 99.13% Shares Fair Value
COMMUNICATIONS - 14.06%
Internet Media & Services - 14.06%
Alphabet, Inc. - Class A
(a)
75,000 $ 9,954,000
Alphabet, Inc. - Class C
(a)
304,720 40,561,279
Meta Platforms, Inc. - Class A
(a)
83,225 26,515,485
77,030,764
CONSUMER DISCRETIONARY - 9.05%
E-Commerce Discretionary - 9.05%
Amazon.com, Inc.
(a)
263,000 35,157,840
eBay, Inc. 324,030 14,422,576
49,580,416
INDUSTRIALS - 2.38%
Aerospace & Defense - 1.42%
Lockheed Martin Corp. 17,399 7,766,392
Electrical Equipment - 0.96%
Amphenol Corp. - Class A 60,000 5,298,600
TECHNOLOGY - 73.64%
Semiconductors - 23.79%
Advanced Micro Devices, Inc.
(a)
90,000 10,296,000
Intel Corp. 147,615 5,280,188
KLA Corp. 68,609 35,261,596
Microchip Technology, Inc. 95,000 8,924,300
NVIDIA Corp. 30,000 14,018,700
NXP Semiconductors NV 113,550 25,319,379
Qorvo, Inc.
(a)
100,000 11,002,000
QUALCOMM, Inc. 153,200 20,248,444
130,350,607
Software - 24.47%
Akamai Technologies, Inc.
(a)
116,780 11,035,710
Check Point Software Technologies Ltd.
(a)
58,700 7,760,727
Microsoft Corp. 99,403 33,391,456
Oracle Corp. 262,554 30,779,205
Synopsys, Inc.
(a)
65,970 29,805,246
VMware, Inc. - Class A
(a)
135,470 21,354,136
134,126,480
Technology Hardware - 15.01%
Apple, Inc. 190,000 37,325,500
Cisco Systems, Inc. 576,180 29,984,407
NetApp, Inc. 191,334 14,925,966
82,235,873
Technology Services - 10.37%
Accenture PLC - Class A 50,118 15,854,829
Global Payments, Inc. 93,157 10,270,559
MasterCard, Inc. - Class A 29,642 11,687,248

Red Oak Technology Select Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS - 99.13% (Continued) Shares Fair Value
TECHNOLOGY - 73.64% (Continued)
Technology Services - 10.37% (Continued)
Visa, Inc. - Class A
(b)
80,000 $ 19,018,400
56,831,036
TOTAL COMMON STOCKS  (Cost $195,455,993) 543,220,168
SHORT-TERM INVESTMENTS - 4.44% Shares Fair Value
REPURCHASE AGREEMENTS - 0.96%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.01%, dated 7/31/2023 and
maturing 8/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 4.00% to 4.25% and maturity dates
ranging from 12/31/2024 to 7/31/2030 with a par value of
$5,424,373 and a collateral value of $5,393,888 5,288,103 5,288,103
COLLATERAL FOR SECURITIES LOANED - 3.48%
Mount Vernon Liquid Assets Portfolio, LLC, 5.47%
(c)
19,047,600 19,047,600
TOTAL SHORT-TERM INVESTMENTS (Cost $24,335,703) 24,335,703
TOTAL INVESTMENTS - 103.57% (Cost $219,791,696) 567,555,871
Liabilities in Excess of Other Assets - (3.57)% (19,540,296)
NET ASSETS - 100.00% $ 548,015,575
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $18,828,216.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.

Black Oak Emerging Technology Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS - 96.12% Shares Fair Value
CONSUMER DISCRETIONARY - 2.55%
Automotive - 2.55%
Tesla, Inc.
(a)
5,817 $ 1,555,640
ENERGY - 3.00%
Renewable Energy - 3.00%
SolarEdge Technologies, Inc.
(a)(b)
7,584 1,831,233
HEALTH CARE - 4.40%
Medical Equipment & Devices - 4.40%
Illumina, Inc.
(a)(b)
6,757 1,298,357
Intuitive Surgical, Inc.
(a)
4,259 1,381,620
2,679,977
INDUSTRIALS - 10.24%
Electrical Equipment - 3.61%
Advanced Energy Industries, Inc.
(b)
17,560 2,198,161
Industrial Support Services - 3.33%
Applied Industrial Technologies, Inc. 14,000 2,029,860
Machinery - 3.30%
Nordson Corp. 8,000 2,012,880
TECHNOLOGY - 75.93%
Information Technology - 2.69%
Paylocity Holdings Corp.
(a)
7,220 1,637,857
Semiconductors - 39.61%
Advanced Micro Devices, Inc.
(a)
17,247 1,973,057
Ambarella, Inc.
(a)
25,956 2,165,250
Cirrus Logic, Inc.
(a)(b)
20,830 1,683,064
Cohu, Inc.
(a)
59,077 2,578,711
Diodes, Inc.
(a)
25,770 2,435,007
KLA Corp.
(b)
6,750 3,469,162
Kulicke & Soffa Industries, Inc.
(b)
49,645 2,972,743
Lam Research Corp. 3,500 2,514,715
NVIDIA Corp. 3,416 1,596,263
QUALCOMM, Inc. 10,844 1,433,251
Silicon Motion Technology Corp. - ADR 20,940 1,327,596
24,148,819
Software - 11.17%
Calix, Inc.
(a)
11,424 515,337
Concentrix Corp.
(b)
6,000 499,440
Fortinet, Inc.
(a)
20,800 1,616,576
NextGen Healthcare, Inc.
(a)
88,315 1,468,678
Salesforce.com, Inc.
(a)
9,659 2,173,372
Verint Systems, Inc.
(a)(b)
14,335 535,699
6,809,102
Technology Hardware - 8.48%
Apple, Inc. 20,120 3,952,574
F5, Inc.
(a)
7,705 1,219,239
5,171,813

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS - 96.12% (Continued) Shares Fair Value
TECHNOLOGY - 75.93% (Continued)
Technology Services - 13.98%
Amdocs Ltd. 15,234 $ 1,426,512
Cognizant Technology Solutions Corp. - Class A 9,600 633,888
CSG Systems International, Inc. 10,000 515,900
Jack Henry & Associates, Inc.
(b)
5,070 849,580
PayPal Holdings, Inc.
(a)
27,523 2,086,794
Perficient, Inc.
(a)
19,395 1,237,207
Science Applications International Corp. 14,607 1,772,413
8,522,294
TOTAL COMMON STOCKS  (Cost $27,894,541) 58,597,636
SHORT-TERM INVESTMENTS - 17.59% Shares Fair Value
REPURCHASE AGREEMENTS - 4.00%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.01%, dated 7/31/2023 and
maturing 8/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 4.00% to 4.25% and maturity dates
ranging from 12/31/2024 to 7/31/2030 with a par value of
$2,498,480 and a collateral value of $2,484,438 2,435,713 2,435,713
COLLATERAL FOR SECURITIES LOANED - 13.59%
Mount Vernon Liquid Assets Portfolio, LLC, 5.47%
(c)
8,283,876 8,283,876
TOTAL SHORT-TERM INVESTMENTS (Cost $10,719,589) 10,719,589
TOTAL INVESTMENTS - 113.71% (Cost $38,614,130) 69,317,225
Liabilities in Excess of Other Assets - (13.71)% (8,356,899)
NET ASSETS - 100.00% $ 60,960,326
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,156,098.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt

Live Oak Health Sciences Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS - 94.85% Shares Fair Value
HEALTH CARE - 94.85%
Biotech - 29.76%
Amgen, Inc. 10,240 $ 2,397,696
Biogen, Inc.
(a)
5,006 1,352,571
Exelixis, Inc.
(a)
86,379 1,702,530
Gilead Sciences, Inc. 13,718 1,044,488
Incyte Corp.
(a)
25,041 1,595,613
Moderna, Inc.
(a)
12,813 1,507,578
Regeneron Pharmaceuticals, Inc.
(a)
3,190 2,366,693
United Therapeutics Corp.
(a)
7,465 1,811,905
Vertex Pharmaceuticals, Inc.
(a)
5,515 1,943,155
15,722,229
Health Care Facilities - 2.12%
Ensign Group, Inc. (The)
(b)
11,558 1,119,623
Health Care Services - 4.15%
Laboratory Corporation of America Holdings 7,425 1,588,430
Quest Diagnostics, Inc. 4,453 602,090
2,190,520
Health Care Supply Chain - 18.05%
AmerisourceBergen Corp. 13,739 2,567,819
Cardinal Health, Inc. 22,235 2,033,835
Cigna Corp. 5,499 1,622,755
CVS Health Corp.
(b)
15,000 1,120,350
McKesson Corp. 5,448 2,192,275
9,537,034
Large Pharmaceuticals - 6.92%
Johnson & Johnson 7,019 1,175,893
Merck & Co., Inc. 11,852 1,264,016
Novartis AG - ADR 11,600 1,216,840
3,656,749
Life Science & Diagnostics - 6.46%
Bio-Rad Laboratories, Inc. - Class A
(a)
4,333 1,756,425
Thermo Fisher Scientific, Inc. 3,023 1,658,599
3,415,024
Managed Care - 14.32%
Anthem, Inc. 3,418 1,612,031
Centene Corp.
(a)
15,000 1,021,350
Humana, Inc.
(b)
3,614 1,650,984
Molina Healthcare, Inc.
(a)
5,191 1,580,608
UnitedHealth Group, Inc. 3,369 1,705,961
7,570,934
Medical Devices - 5.97%
Medtronic PLC 21,490 1,885,963
Stryker Corp. 4,479 1,269,393
3,155,356
Medical Equipment - 3.97%
Intuitive Surgical, Inc.
(a)
6,458 2,094,975

Live Oak Health Sciences Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS - 94.85% (Continued) Shares Fair Value
HEALTH CARE - 94.85% (Continued)
Specialty & Generic Pharmaceuticals - 3.13%
Jazz Pharmaceuticals PLC
(a)
12,693 $ 1,655,421
TOTAL COMMON STOCKS  (Cost $35,697,892) 50,117,865
SHORT-TERM INVESTMENTS - 10.49%
REPURCHASE AGREEMENTS - 5.21%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.01%, dated 7/31/2023 and
maturing 8/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 4.00% to 4.25% and maturity dates
ranging from 12/31/2024 to 7/31/2030 with a par value of
$2,820,985 and a collateral value of $2,805,131 2,750,117 2,750,117
COLLATERAL FOR SECURITIES LOANED - 5.28%
Mount Vernon Liquid Assets Portfolio, LLC, 5.47%
(c)
2,787,253 2,787,253
TOTAL SHORT-TERM INVESTMENTS (Cost $5,537,370) 5,537,370
TOTAL INVESTMENTS - 105.34% (Cost $41,235,262) 55,655,235
Liabilities in Excess of Other Assets - (5.34)% (2,822,568)
NET ASSETS - 100.00% $ 52,832,667
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,778,520 .
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt